Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2025-1
Statement to Securityholders
Determination Date: September 10, 2026

Payment Date	9/15/2026
Collection Period Start	8/1/2026
Collection Period End	8/31/2026
Interest Period Start	8/17/2026
Interest Period End	9/14/2026

Cut-Off Date Net Pool Balance	$1,456,229,893.76
Cut-Off Date Adjusted Pool Balance	$1,431,844,216.07

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-26
Class A-2a Notes	$189,492,340.11	$23,254,523.28	$166,237,816.83	0.563136	Jan-29
Class A-2b Notes	$131,977,049.89	$16,196,239.79	$115,780,810.10	0.563136	Jan-29
Class A-3 Notes	$501,800,000.00	$—	$501,800,000.00	1.000000	Jul-30
Class A-4 Notes	$98,460,000.00	$—	$98,460,000.00	1.000000	Feb-31
Class B Notes	$14,310,000.00	$—	$14,310,000.00	1.000000	Mar-31
Class C Notes	$14,310,000.00	$—	$14,310,000.00	1.000000	Apr-31
Class D Notes	$14,310,000.00	$—	$14,310,000.00	1.000000	Jan-32
Total Notes	$964,659,390.00	$39,450,763.07	$925,208,626.93

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$985,338,960.78	$945,221,632.94	0.649088
YSOC Amount	$17,099,960.24	$16,433,395.47
Adjusted Pool Balance	$968,239,000.54	$928,788,237.47
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,579,610.54	$3,579,610.54
Reserve Account Balance	$3,579,610.54	$3,579,610.54

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	3.92500%	ACT/360	$—
Class A-2a Notes	$189,492,340.11	3.88000%	30/360	$612,691.90
Class A-2b Notes	$131,977,049.89	3.96650%	ACT/360	$421,697.84
Class A-3 Notes	$501,800,000.00	3.85000%	30/360	$1,609,941.67
Class A-4 Notes	$98,460,000.00	3.92000%	30/360	$321,636.00
Class B Notes	$14,310,000.00	4.23000%	30/360	$50,442.75
Class C Notes	$14,310,000.00	4.43000%	30/360	$52,827.75
Class D Notes	$14,310,000.00	4.87000%	30/360	$58,074.75
Total Notes	$964,659,390.00			$3,127,312.66

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$985,338,960.78	$945,221,632.94
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$968,239,000.54	$928,788,237.47
Number of Receivables Outstanding	58,918	57,644
Weighted Average Contract Rate	7.26%	7.25%
Weighted Average Remaining Term (months)	46.9	45.9

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$6,045,077.23
Principal Collections	$39,933,602.60
Liquidation Proceeds	$248,528.11
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$46,227,207.94
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$46,227,207.94

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$821,115.80	$821,115.80	$—	$—	$45,406,092.14
Interest - Class A-1 Notes	$—	$—	$—	$—	$45,406,092.14
Interest - Class A-2a Notes	$612,691.90	$612,691.90	$—	$—	$44,793,400.24
Interest - Class A-2b Notes	$421,697.84	$421,697.84	$—	$—	$44,371,702.40
Interest - Class A-3 Notes	$1,609,941.67	$1,609,941.67	$—	$—	$42,761,760.73
Interest - Class A-4 Notes	$321,636.00	$321,636.00	$—	$—	$42,440,124.73
First Allocation of Principal	$—	$—	$—	$—	$42,440,124.73
Interest - Class B Notes	$50,442.75	$50,442.75	$—	$—	$42,389,681.98
Second Allocation of Principal	$7,251,152.53	$7,251,152.53	$—	$—	$35,138,529.45
Interest - Class C Notes	$52,827.75	$52,827.75	$—	$—	$35,085,701.70
Third Allocation of Principal	$14,310,000.00	$14,310,000.00	$—	$—	$20,775,701.70
Interest - Class D Notes	$58,074.75	$58,074.75	$—	$—	$20,717,626.95
Fourth Allocation of Principal	$14,310,000.00	$14,310,000.00	$—	$—	$6,407,626.95
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,407,626.95
Regular Principal Distribution Amount	$3,579,610.54	$3,579,610.54	$—	$—	$2,828,016.41
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,828,016.41
Remaining Funds to Certificates	$2,828,016.41	$2,828,016.41	$—	$—	$—
Total	$46,227,207.94	$46,227,207.94	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$17,099,960.24
Increase/(Decrease)	$(666,564.77)
Ending YSOC Amount	$16,433,395.47

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$968,239,000.54	$928,788,237.47
Note Balance	$964,659,390.00	$925,208,626.93
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,579,610.54	$3,579,610.54
Target Overcollateralization Amount	$3,579,610.54	$3,579,610.54
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,579,610.54
Beginning Reserve Account Balance	$3,579,610.54
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,579,610.54

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.02%	21	$183,725.24
Liquidation Proceeds of Defaulted Receivables[2]	0.03%	84	$248,528.11
Monthly Net Losses (Liquidation Proceeds)			$(64,802.87)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.28%
Second Preceding Collection Period			0.18%
Preceding Collection Period			0.24%
Current Collection Period			(0.08)%
Four-Month Average Net Loss Ratio			0.15%
Cumulative Net Losses for All Periods			$1,286,554.43
Cumulative Net Loss Ratio			0.09%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.10%	46	$913,521.07
60-89 Days Delinquent	0.03%	14	$321,624.43
90-119 Days Delinquent	0.01%	6	$100,840.03
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.14%	66	$1,335,985.53

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		7	$92,343.21
Total Repossessed Inventory		8	$133,489.39

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		20	$422,464.46
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.03%
Second Preceding Collection Period			0.04%
Preceding Collection Period			0.05%
Current Collection Period			0.04%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of August 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.58	0.06%	31	0.05%